Warrant Liability - Additional Information (Detail) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 GBP (£) £ / Warrant £ / shares shares	Jun. 30, 2022 GBP (£) £ / Warrant	Dec. 31, 2022 GBP (£) £ / shares shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 GBP (£)	Jun. 30, 2020 £ / shares shares
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital	0.40%
Warrant liability | £	£ 166	£ 7,126	£ 531			£ 8,336
Fair value of the warrant liability | £	0		400
Private placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued							161,048,366
Fair Value Adjustments Of Warrants | £	£ 400
Exercise price per warrants | £ / shares							£ 0.348
Number of warrants exercised during period	0
Bank loan [member]
Disclosure of classes of share capital [line items]
Warrant liability | £	£ 200		£ 100
Bank loan [member] | Ordinary shares [member] | Warrants Subscribed [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | £ / shares	£ 2.95		£ 2.95
Class of warrant number of securities called by warrants	1,243,908		1,243,908
Warrants and rights outstanding term	2027-08		2027-08
Bank loan [member] | Ordinary shares [member] | Two Thousand And Twenty Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | $ / shares				$ 0.4144	$ 0.4144
Class of warrant number of securities called by warrants	1,243,908		1,243,908
Warrants and rights outstanding term	2028-10		2028-10
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	2,487,816
Number of warrants exercised | £ / Warrant	0	0